March 2, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street N.E.
Washington, DC 20549

RE:	Dreyfus Liquid Assets, Inc.
File No. 811-02410

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended December 31, 2015.

     Please direct any questions or comments to the attention of the undersigned at 412-236-7700.

Very truly yours,

/s/ Joseph W. Kulbacki
Joseph W. Kulbacki
Paralegal